Property and Equipment - net - Additional Information (Detail) $ in Thousands		3 Months Ended			9 Months Ended		12 Months Ended
	May 15, 2021 Satellites	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation expenses							$ 8,500	$ 5,500
Impairment of long lived assets		$ 0	$ 18,400	$ 0	$ 18,407	$ 0	0	6,606
Property, Plant, and Equipment, Collections, Not Capitalized								$ 6,600
Property, Plant and Equipment, Useful Life								1 year 6 months
Property, Plant and Equipment, Net		21,703			21,703		$ 20,852	$ 10,968
Property, Plant and Equipment, Disposals					800
Gain (Loss) on Disposition of Property Plant Equipment					24
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses		$ 3,200		$ 2,400	$ 8,800	$ 5,400
Satellites [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life							3 years
NumberOfPropertyPlantAndEquipment | Satellites	2
Satellite Procurement Work In Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net							$ 8,400